Business and Intangible Asset Acquisitions and Joint Ventures - Assets and Liabilities Acquired (Details) $ in Thousands, AUD in Millions	Dec. 17, 2014 USD ($)	Oct. 10, 2014 USD ($)	Oct. 10, 2014 AUD	Sep. 30, 2014 USD ($)	Mar. 04, 2014 USD ($)	Oct. 01, 2012 USD ($)	Jun. 01, 2015 customer	May. 31, 2015 USD ($)	Mar. 25, 2015 USD ($)	May. 31, 2014 USD ($)	May. 31, 2013 USD ($)	Dec. 12, 2012 USD ($)
Business Acquisition [Line Items]
Goodwill								$ 1,491,833		$ 1,337,285	$ 1,044,222
Ezidebit
Business Acquisition [Line Items]
Cash		$ 45,826
Other assets		4,152
Liabilities		(49,797)
Total assets acquired		73,757
Goodwill		192,225
Net assets acquired		265,982
Payments to Acquire Businesses, Gross		266,000	AUD 302.6
Ezidebit | Customer-related intangible assets
Business Acquisition [Line Items]
Acquired intangible assets		42,721
Ezidebit | Technology-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets		27,954
Ezidebit | Trade names
Business Acquisition [Line Items]
Acquired intangible assets		$ 2,901
PayPros
Business Acquisition [Line Items]
Fixed assets					$ 1,680
Other assets					3,872
Deferred income taxes					(38,478)
Total assets acquired					155,574
Goodwill					270,878
Net assets acquired					426,452
Payments to Acquire Businesses, Gross					426,500
PayPros | Customer-related intangible assets
Business Acquisition [Line Items]
Acquired intangible assets					147,500
PayPros | Contract-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets					30,200
PayPros | Technology-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets					$ 10,800
Realex Payments
Business Acquisition [Line Items]
Cash									$ 4,082
Other Noncontrolling Interests									(7,280)
Other assets									6,183
Liabilities									(3,860)
Deferred income taxes									(7,216)
Total assets acquired									58,940
Goodwill									67,220
Net assets acquired									118,880
Realex Payments | Customer-related intangible assets
Business Acquisition [Line Items]
Acquired intangible assets									16,079
Realex Payments | Technology-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets									39,820
Realex Payments | Trade names
Business Acquisition [Line Items]
Acquired intangible assets									3,453
Realex Payments | Other Intangible Assets
Business Acquisition [Line Items]
Net assets acquired									$ 399
Banca Civica
Business Acquisition [Line Items]
Total assets acquired												$ 18,434
Goodwill												4,445
Net assets acquired												22,879
Banca Civica | Customer-related intangible assets
Business Acquisition [Line Items]
Acquired intangible assets												4,576
Banca Civica | Contract-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets												$ 13,858
Accelerated Payment Technologies (United States)
Business Acquisition [Line Items]
Fixed assets						$ 1,309
Other assets						3,708
Deferred income taxes						(46,167)
Total assets acquired						101,650
Goodwill						308,518
Net assets acquired						410,168
Payments to Acquire Businesses, Gross						410,200
Accelerated Payment Technologies (United States) | Customer-related intangible assets
Business Acquisition [Line Items]
Acquired intangible assets						97,200
Accelerated Payment Technologies (United States) | Contract-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets						30,600
Accelerated Payment Technologies (United States) | Technology-based intangible assets
Business Acquisition [Line Items]
Acquired intangible assets						$ 15,000
Fidelity Information Services’ (FIS) Check Gaming Guarantee business
Business Acquisition [Line Items]
Number of Customers Acquired | customer							260
Payments to Acquire Businesses, Gross				$ 237,500
Global Payments Asia-Pacific Philippines Incorporated
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 3,600
Global Payments Asia-Pacific Philippines Incorporated
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Noncontrolling Interest, Ownership Percentage by Parent	51.00%